Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information about Deal Completion and Acquired Business

Deal completion date	Acquired/disposed business

1 February 2024	Acquired 91.88% of K18, a US-based premium hair care brand. The acquisition complements Unilever’s existing Beauty and Wellbeing portfolio, with a range of high-quality, hair care products.
1 June 2024	Sold Elida Beauty to Yellow Wood Partners LLC. Elida Beauty comprises more than 20 beauty and personal care brands, such as Q-Tips, Caress, Timotei and TIGI.
1 August 2024	Sold Qinyuan Group (also known as “Truliva”) to Yong Chao Venture Capital Co., Ltd. Qinyuan Group offers a range of water purification solutions to households in China.
8 October 2024	Sold the Russian subsidiary to Arnest Group. The sale includes all of Unilever’s business in Russia and its four factories in the country, along with our business in Belarus.
1 November 2024	Sold Pureit to A.O. Smith. Pureit offers a range of water purification solutions across India, Bangladesh, Sri Lanka, Vietnam and Mexico, among others.

Deal completion date	Acquired/disposed business

10 January 2023
Acquired 51% of Zywie Ventures Private Limited ('OZiva'), a leading plant-based, and clean-label consumer wellness brand focused on the need spaces such as Lifestyle Protein, Hair & Beauty Supplements and Women’s health.

1 May 2023	Sold Suave brand in North America to Yellow Wood Partners LLC. The Suave beauty and personal care brand includes hair care, skin care, skin cleansing and deodorant products.
1 August 2023
Acquired 100% of Yasso Holdings, Inc. ('Yasso'), a premium frozen Greek yogurt brand in the United States offering a high-
quality range of low-calorie yet indulgent products. The acquisition is aligned to the premiumisation strategy of Unilever’s Ice
Cream Business Group.

1 November 2023	Sold Dollar Shave Club to Nexus Capital Management LP.

Disclosure of Impact of Acquisitions and Net Assets Acquired and Total Payment for Acquisition	The following table sets out the overall impact of acquisitions in 2024 as well as comparative years on the consolidated balance sheet. The fair values currently used for opening balances are provisional. These balances remain provisional due to there being outstanding relevant information in regard to facts and circumstances that existed as of the acquisition date and/or where valuation work is still ongoing.

	€ million 2024	€ million 2023	€ million 2022
Net assets acquired	333	368	487
Non-controlling interest	(27)	(20)	(99)
Goodwill	310	327	580
Total consideration	616	675	968
In 2024, the net assets acquired and total payment for acquisitions consists of:

€ million 2024
Intangible assets	382
Other non-current assets	14
Trade and other receivables	15
Other current assets	36
Non-current liabilities(a)	(99)
Current liabilities	(15)
Net assets acquired	333
Non-controlling interest	(27)
Goodwill(b)	310
Total consideration	616
Of which:
Cash consideration paid	616
Deferred consideration	–
(a)Non-current liabilities include deferred tax of €99 million.
(b)Goodwill not deductible for tax purposes.

Disclosure of Impact of Disposals	The following table sets out the effect of
disposals in 2024 and comparative year on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up until their date of disposal.

	€ million 2024	€ million 2023
Goodwill and intangible assets(a)	1,107	56
Other non-current assets	218	55
Current assets(b)	700	108
Liabilities(c)	(683)	(144)
Net assets sold	1,342	75
Loss on recycling of currency retranslation on disposal	545	14
Non-controlling interest	(85)	0
Profit/(loss) on sale attributable to Unilever	(406)	489
Consideration	1,396	578
Of which:
Cash(d)	1,299	477
Non-cash items and deferred consideration	97	101
(a)2024 includes intangibles of €984 million relating to the disposals of the Elida Beauty, Russia and Truliva businesses.
(b)2024 includes inventories of €126 million, cash of €324 million and trade receivables of €215 million.
(c)2024 includes €431 million of trade payables.
(d)2024 includes €324 million related to cash balances of businesses sold.